Ordinary Shares	12 Months Ended
Dec. 31, 2016
Ordinary Shares

12.    Ordinary Shares

The Company is authorized to issue a maximum of 50,000,000 shares with a par value of $0.001 per share, comprised of 37,969,834 ordinary shares and 12,030,166 preferred shares.

On January 26, 2015, the Company approved the designation of all the issued and outstanding ordinary shares of the Company as Class A Ordinary Shares or Class B Ordinary Shares. The holders of Class A Ordinary Shares shall have two votes in respect of each Class A Ordinary Share held, the holders of Class B Ordinary Shares shall have one vote in respect of each Class B Ordinary Share held, and holder of preferred shares shall be entitled to such number of votes as equals the whole number of Class B Ordinary Shares on an as-converted basis.

As of December 31, 2015, the Company was authorized to issue a maximum of 50,000,000 shares with a par value of $0.001 per share, comprised of 4,543,461 Class A Ordinary Shares, 33,426,373 Class B Ordinary Shares and 12,030,166 preferred shares.

On September 23, 2016, the Company completed its initial public offering in which the Company newly issued 7,705,000 Class B ordinary shares and all of the Company’s Series A, Series A-1, Series B and Series C preferred shares were automatically converted into 12,030,166 Class B ordinary shares.

As of December 31, 2016, the Company was authorized to issue a maximum of 50,000,000 shares with a par value of $0.001 per share, comprised of 4,543,461 Class A Ordinary Shares and 45,456,539 Class B Ordinary Shares. 20,264,834 Class B ordinary shares were non-vested restricted shares.